Consolidated Statements of Operations - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 15, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
TOTAL REVENUE	$ 1,704,000	$ 11,115,000	$ 8,873,000	$ 33,827,000	$ 24,280,000	$ 32,578,000	$ 33,555,000
Restaurant level operating expenses:
Food, beverage and paper costs	370,000	2,671,000	1,966,000	7,786,000	5,554,000	6,567,000	6,316,000
Labor and related expenses	321,000	2,504,000	1,848,000	6,988,000	4,834,000	6,269,000	7,167,000
Other operating expenses	323,000	1,892,000	1,580,000	5,861,000	3,939,000	6,007,000	5,271,000
Occupancy and related expenses	33,000	719,000	862,000	2,280,000	2,108,000	2,707,000	2,149,000
General and administrative expenses	857,000	4,060,000	2,196,000	10,599,000	4,981,000	6,925,000	7,230,000
Pre-opening costs	24,000	615,000	18,000	1,243,000	124,000	189,000	425,000
Store closure costs		132,000		132,000
Share-based compensation expense	818,000	3,668,000		6,785,000
Depreciation and amortization expense	348,000	2,194,000	315,000	6,473,000	811,000	1,062,000	825,000
Brand development and co-op advertising expense	34,000	412,000	915,000	1,785,000	1,822,000	2,283,000	1,732,000
Gain on disposal of property and equipment				22,000		(2,000)	(184,000)
TOTAL OPERATING EXPENSES	3,104,000	18,867,000	9,700,000	49,932,000	24,173,000	31,818,000	30,506,000
OPERATING (LOSS) INCOME	(1,400,000)	(7,752,000)	(827,000)	(16,105,000)	107,000	760,000	3,049,000
Gain on extinguishment of debt	791,000
Other income		(2,000)		2,240,000
Gain on change in value of warrant liability	5,597,000	2,732,000		10,405,000
Interest expense	(6,000)	(5,000)	(10,000)	(46,000)	(97,000)	(125,000)	(79,000)
(Loss) income before income taxes	4,982,000	(5,027,000)	(837,000)	(3,506,000)	10,000	635,000	2,970,000
Income benefit (expense) benefit	366,000	9,000		(731,000)
Net income (loss)	5,348,000	(5,018,000)	(837,000)	(4,237,000)	10,000	635,000	2,970,000
Net Income Attributable to Non-Controlling Interests (predecessor)			5,000		21,000	20,000	35,000
Net Income Attributable to common shareholders (successor) and Controlling Interests (predecessor)	$ 5,348,000	$ (5,018,000)	(842,000)	$ (4,237,000)	(11,000)	615,000	2,935,000
Weighted average common shares outstanding
Weighted average common shares outstanding, basic	17,541,838	17,892,769		17,866,168
Diluted	21,426,115	17,895,932		18,154,434
Net Income (Loss) per common share
Basic	$ 0.30	$ (0.28)		$ (0.24)
Diluted	$ (0.01)	$ (0.28)		$ (0.93)
Restaurant Sales Revenues [Member]
Business Acquisition [Line Items]
TOTAL REVENUE	$ 1,350,000	$ 8,688,000	6,592,000	$ 26,067,000	18,232,000	23,966,000	23,183,000
Royalty And Other Revenues [Member]
Business Acquisition [Line Items]
TOTAL REVENUE	255,000	1,861,000	1,770,000	5,940,000	4,687,000	6,116,000	7,369,000
Terminated Franchise Revenues [Member]
Business Acquisition [Line Items]
TOTAL REVENUE						693,000	825,000
Royalty Brand Development And Coop Revenues [Member]
Business Acquisition [Line Items]
TOTAL REVENUE	74,000	471,000	403,000	1,527,000	1,054,000	1,441,000	1,720,000
Franchise Fees Revenues [Member]
Business Acquisition [Line Items]
TOTAL REVENUE	$ 25,000	$ 95,000	$ 108,000	$ 293,000	$ 307,000	$ 362,000	$ 458,000